Note 12 - Income Taxes - Net Deferred Tax Assets (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Net operating loss carryforwards	$ 11,485,524	$ 10,022,020
Capitalized expenditures	1,535,736	1,703,849
Research and development credit carryforwards	946,243	946,158
Stock based compensation	1,427,946	2,352,432
Property and Equipment	2,616	2,740
Accrued expenses	162,191	57,812
Inventory allowance	70,805	62,946
Gross deferred tax assets	15,631,061	15,147,957
Deferred tax asset valuation allowance	(15,631,061)	(15,147,957)
Net deferred tax assets	$ 0	$ 0